Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	MDJM LTD
Entity Central Index Key	0001741534
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2